Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 829	$ 210	$ 410
Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	390	114	74
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	439	96	336
Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	381	114	74
Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	439	96	336
Private Securities [Member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9	0	0
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	829	210	410
Level 1 [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	390	114	74
Level 1 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	439	96	336
Level 1 [member] | Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	381	114	74
Level 1 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	439	96	336
Level 1 [member] | Private Securities [Member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9	0	0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Private Securities [Member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Private Securities [Member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 0	$ 0	$ 0